INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the effects of income tax and social contribution on profit or loss
Loss before taxes	R$ (17,642,129)	R$ (4,097,203)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	R$ 5,998,324	R$ 1,393,049
Tax rate	34.00%	34.00%
Tax effect on permanent differences
Taxation (difference) on profit of wholly-owned subsidiaries abroad	R$ 1,373,845	R$ (24,933)
Equity method	12,288	10,878
Thin capitalisation	(675,356)	(95,003)
Credit related to Reintegrate Program	6,278	4,515
Tax incentives applicable to income tax	10,668	18,919
Director bonus	(7,677)	(43,913)
Offset income tax abroad	72,890
Merger of subsidiaries	67,311
Donations / Fines - Other	68,623	18,949
Income and social contribution benefits (expenses) on the period	6,927,194	1,282,461	R$ (154,516)
Income tax
Current	(173,322)	(220,311)
Deferred	5,225,655	1,093,200
Total income Tax	5,052,333	872,889
Social Contribution
Current	(8,604)	(25,799)
Deferred	1,883,465	435,371
Total Social Contribution	1,874,861	409,572
Income and social contribution benefits (expenses) on the period	R$ 6,927,194	R$ 1,282,461	R$ (154,516)
Effective rate of income and social contribution tax expenses	39.27%	31.30%